Lease (Details - Lease liabilities)	Dec. 31, 2025 USD ($)
Lease
2026	$ 195,412
2027	203,228
2028	211,357
2029	219,812
Thereafter	55,486
Operating leases, future minimum payments due	885,295
Less: Imputed interest	(120,084)
Operating lease liabilities	$ 765,211